Income Tax Expense	12 Months Ended
Jun. 30, 2025
Income Tax Expense
Income Tax Expense

Note 5. Income Tax Expense

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(11,099,171)	(16,389,292)	(11,571,240)

Tax at the statutory tax rate of 25% (2023/2022: 25%)	(2,774,793)	(4,097,323)	(2,892,810)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Fair value loss on investments	63,884	208,488	-
Impairment of Investment in Snow Lake Resources	802,897	1,921,936	-
Share-based payments	(315,372)	83,917	195,059
Impairment loss of financial assets	398,515	-	-
Share of profits(losses) - associates	-	493,899	1,563,690
Fair value loss on derivative liabilities	1,328,766	-	-
Tax effect of expense not deductible in determining taxable profit (tax loss)	(496,103)	(1,389,083)	(1,134,061)
Current year temporary differences not recognized	496,103	1,389,083	1,134,061
Income tax expense	-	-	-

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	45,234,768	43,250,355	39,205,645

Potential tax benefit @ 25%/21%	11,308,692	10,812,589	9,624,883

Under current legislation the tax losses cannot be carried forward indefinitely if control, ownership, or business nature changes. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the consolidated entity can utilize the benefits.

These tax losses are also subject to final determination by the taxation authorities when the company derives taxable income.

The tax losses are subject to further review to determine if they satisfy the necessary legislative requirements under Income Tax legislation for carry forward and recoupment of tax losses.